Group structure	9 Months Ended
Sep. 30, 2019
Group structure
Group structure

3.Group structure

The interim condensed consolidated IFRS financial statements include the assets, liabilities and financial results of the Company and its subsidiaries. The subsidiaries are listed below:

		Ownership interest
		As of	As of
		December 31,	September 30,
Subsidiary	Main activity	2018	2019
JSC QIWI (Russia)	Operation of electronic payment kiosks	100%	100%
QIWI Bank JSC (Russia)	Maintenance of electronic payment systems and Bank operations, inc.: money transfer, consumer and SME financial services	100%	100%
QIWI Payments Services Provider Ltd (UAE)	Operation of on-line payments	100%	100%
QIWI International Payment System LLC (USA)	Operation of electronic payment kiosks	100%	100%
Qiwi Kazakhstan LP (Kazakhstan)	Operation of electronic payment kiosks	100%	100%
JLLC OSMP BEL (Belarus)	Operation of electronic payment kiosks	51%	51%
QIWI-M S.R.L. (Moldova)	Operation of electronic payment kiosks	51%	51%
QIWI ROMANIA SRL (Romania)	Operation of electronic payment kiosks	100%	100%
QIWI WALLET EUROPE SIA (Latvia)[1]	Operation of on-line payments	100%	—
QIWI Management Services FZ-LLC (UAE)	Management services	100%	100%
Attenium LLC (Russia)	Management services	100%	100%
Postomatnye Tekhnologii LLC (Russia)	Logistic	100%	100%
Future Pay LLC (Russia)	Operation of on-line payments	100%	100%
Qiwi Blockchain Technologies LLC (Russia)	Software development	100%	100%
QIWI Shtrikh LLC (Russia)	On-line cashbox production	51%	51%
QIWI Platform LLC (Russia)	Software development	100%	100%
Factoring PLUS LLC (ex. QIWI Processing LLC (Russia)	Software development	100%	100%
ContactPay Solution (United Kingdom)[2]	Operation of on-line payments	—	100%
Rocket Universe LLC (Russia)[2]	Software development	—	100%
Billing Online Solutions LLC (Russia)[2]	Software development	—	100%
Joint ventures
Flocktory Ltd (Cyprus)	Holding company	82%	82%
Flocktory Spain S.L. (Spain)	SaaS platform for customer lifecycle management and personalization	82%	82%
FreeAtLast LLC (Russia)	SaaS platform for customer lifecycle management and personalization	82%	82%
Associate
JSC Tochka (Russia)	Digital services for banks	40%	40%
[1]	The Entity was liquidated during 2019
[2]	The Entities were established during 2019